Other Related Party Transactions (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Total accrued liabilities	$ 389,100	$ 345,600
Transfer agent filing fees	56,649	0
Trucking fees	$ 244,225	$ 0